Commitments and Contingencies	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of our securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, up to $7,568,750 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Certain investors identified by our Sponsor purchased units in the Initial Public Offering consummated on January 11, 2021 at the initial public offering price. The underwriters did not receive any underwriting discounts or commissions on units sold in the Initial Public Offering that were purchased by certain investors identified by the Sponsor.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on January 6, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) will have registration rights to require the Company to register a sale of any of our securities held by them. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, up to $7,568,750 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. Certain investors identified by our Sponsor may purchase units in this offering at the initial public offering price. The underwriters did not receive any underwriting discounts or commissions on units sold in this offering that were purchased by certain investors identified by the sponsor.

Manscaped Holdings, LLC [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

10.    Commitments and Contingencies

Operating Leases

The Company accounts for leases in accordance with ASC 840, Leases. The Company has operating lease arrangements for its offices and warehouse. The Company records rent expense on an average straight-line basis throughout the term of its leases. The difference between the cumulative amounts paid under the leases and the cumulative rent expense recognized is reflected as a deferred rent liability.

The annual scheduled future minimum payments under the non-cancelable operating leases as of December 31, 2020 are as follows (in thousands):

2021	$1,495
2022	1,669
2023	1,428
2024	1,431
2025	1,474
Thereafter	2,951
$10,448

The amount of deferred rent liability as of December 31, 2020 and 2019 was $0.6 million, and $0.0 million, respectively, which is included in other long-term obligations. Total rent expense for the years ended December 31, 2020 and 2019 was $1.2 million and $0.3 million, respectively, which is included in general and administrative expenses in the accompanying consolidated statements of operations.